Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
29	Condensed financial information of the parent company

The Group’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Group’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenues are conducted and generated in China, all of the Group’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Group’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Group.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Group uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Group, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

On January 8, 2014, the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

	December 31, 2024	December 31, 2025
	RMB	RMB
Assets

Cash and cash equivalents	5,011,068	2,494,328
investment securities	-	-
Investments in subsidiaries	3,865,503,139	3,403,654,519
Other assets	203,820,467	174,931,486

Total assets	4,074,334,674	3,581,080,333

Liabilities and shareholders’ equity

Accrued employee benefits	437,958	437,958
Other operating liabilities	16,338,215	-

Total liabilities	16,776,173	437,958

Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2024)	916,743	-
Class A Ordinary shares (USD0.0001 par value; 18,000,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2025)	-	916,743
Class B Ordinary shares (USD0.0001 par value; 2,000,000,000 shares authorized; nil shares issued and outstanding as of December 31, 2025)	-	-
Treasury stock	(122,897,896)	(124,680,070)
Additional paid-in capital	727,042,734	728,824,908
Retained earnings	3,461,317,652	2,989,141,436
Accumulated other comprehensive losses	(8,820,732)	(13,560,642)

Total shareholders’ equity	4,057,558,501	3,580,642,375

Total liabilities and shareholders’ equity	4,074,334,674	3,581,080,333

Condensed statements of comprehensive income

	Year ended December 31
	2024	2025
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	-
Interest on deposits with banks	-	-

Total interest and fees income	-	-

Equity in earnings of subsidiaries	51,677,272	(454,966,227)
Equity in earnings of subsidiaries	51,677,272	(454,966,227)

Realized gains/(losses) on sales of investments, net	(5,305,137)	(8,540,181)
Other (losses)/gains, net	(479)	(2,387)

Total non-interest income/(loss)	(5,305,616)	(8,542,568)

Operating expenses
Employee compensation and benefits	(880,653)	(868,542)
Other expenses	(7,706,556)	(6,016,705)

Total operating expenses	(8,587,209)	(6,885,247)

Income/(loss) before income tax expense	37,784,446	(470,394,042)

Net income/(loss)	37,784,446	(470,394,042)

Other comprehensive income
Foreign currency translation adjustment	524,149	(4,739,910)

Comprehensive income/ (loss)	38,308,595	(475,133,952)

Condensed statements of cash flows

	Year ended December 31
	2024	2025
	RMB	RMB
Cash flows from operating activities:

Net income/(loss)	37,784,446	(470,394,042)
Other operating assets	(50,089,318)	488,955,427
Other operating liabilities	3,864,473	(16,338,215)

Net cash (used in)/provided by operating activities	(8,440,399)	2,223,170

Net (decrease)/ increase in cash and cash equivalents	(8,440,399)	2,223,170
Cash and cash equivalents at the beginning of year	12,927,318	5,011,068
Effect of exchange rate change on cash and cash equivalents	524,149	(4,739,910)

Cash and cash equivalents at the end of year	5,011,068	2,494,328